SHAREHOLDERS’ EQUITY - Schedule of Movement in Warrants Outstanding (Details) - Warrant [Member] - $ / shares		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	5,936,690
Weighted-average exercise price	$ 2.49
Weighted average remaining contractual term (in years)	9 months 18 days
Number of Warrants, Issued		12,343,097
Weighted-average exercise price, Issued		$ 0.38
Weighted average remaining contractual term (in years), Issued		5 years 1 month 6 days
Number of Warrants, Reclassification of private warrants from financial liability at fair value into equity		3,031,250
Weighted-average exercise price, Reclassification of private warrants from financial liability at fair value into equity		$ 0.7
Weighted average remaining contractual term (in years), Reclassification of private warrants from financial liability at fair value into equity		4 years 7 months 9 days
Number of Warrants, Exercised		(12,172,616)
Weighted-average exercise price, Exercised		$ 0.5
Weighted average remaining contractual term (in years), Exercised		1 year 2 months 1 day
Number of Warrants, Expired		(301,429)
Weighted-average exercise price, Expired		$ 1.1
Outstanding at beginning of year		8,836,992
Weighted-average exercise price		$ 1.72
Weighted average remaining contractual term (in years)		3 years 11 months 19 days